Cover Page	Jun. 10, 2024
Cover [Abstract]
Document Type	S-1
Entity Registrant Name	FORWARD AIR CORP
City Area Code	423
Local Phone Number	636-7000
Entity Emerging Growth Company	false
Entity Central Index Key	0000912728
Amendment Flag	false
Entity Filer Category	Large Accelerated Filer
Entity Small Business	false